Interest and other expenses (Tables)	6 Months Ended
Feb. 28, 2026
Interest And Other Expenses
Schedule of interest and other expenses

	Three months ended February 28,		Six months ended February 28,
	2026	2025	2026	2025
Accretion of provision for reclamation (Note 24)	$36	$36	$71	$71
Accretion of lease liabilities (Notes 10 and 24)	94	88	182	158
Accretion of deferred revenue (Notes 9 and 24)	28	114	87	196
Interest on borrowings	41	-	62	-
Financing costs expensed	9	113	76	113
Share issuance costs expensed	-	711	-	711
VAT written-off	2	20	2	20
Other	(5)	238	59	372
Total interest and other expenses	$205	$1,320	$539	$1,641